SHARE-BASED COMPENSATION - Restricted Stock Activity (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	1 Months Ended	9 Months Ended
	Aug. 31, 2019	Sep. 30, 2019	Sep. 30, 2018
Weighted average grant-date fair value per share (RMB)
Total share based compensation expense		¥ 114,820	¥ 70,945
Restricted shares
Number of Shares
Outstanding, beginning		29,510,504
Granted (in shares)		14,495,424
Vested (in shares)		(9,066,384)
Forfeited (in shares)		(1,134,456)
Outstanding, end		33,805,088
Weighted average grant-date fair value per share (RMB)
Outstanding, beginning		¥ 9.3
Granted (in RMB per share)		34.2
Vested (in RMB per share)		9.1
Forfeited (in RMB per share)		9.3
Outstanding, end		¥ 25.6
Total unrecognized compensation expense		¥ 426,009
Weighted average period over which unrecognized compensation expense is expected to be recognized		1 year 11 months 12 days
Restricted shares | Employees, officers and directors
Number of Shares
Granted (in shares)	14,314,160